EARNINGS PER SHARE (Details) - RUB (₽) ₽ / shares in Units, shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 35,492	₽ 62,681	₽ 60,616
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	₽ (2,918)	₽ 792	₽ 796
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,679,533	1,693,244	1,760,468
Employee stock options	25,883	8,541	1,310
Weighted-average diluted shares outstanding	1,705,416	1,701,785	1,761,778
Earnings per share - basic, Russian Rubles	₽ 19.39	₽ 37.49	₽ 34.88
Basic EPS from continuing operations	21.13	37.02	34.43
Basic EPS from discontinued operations	(1.74)	0.47	0.45
Earnings per share - diluted, Russian Rubles	19.10	37.30	34.86
Diluted EPS from continuing operations	20.81	36.83	34.41
Diluted EPS from discontinued operations	₽ (1.71)	₽ 0.47	₽ 0.45